Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Supplemental Cash Flow Information [Text Block]
Note 11	Supplemental Cash Flow Information

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statement of cash flows.

During the three months ended December 31, 2014, the Company issued 5,604,668 shares of common stock of the Company at a fair value of $1,049,855 pursuant to the conversion of convertible debentures at a conversion price of $0.25 per share.

During the three months ended December 31, 2013, the Company reclassified an amount of $221,000 into equity upon modification of the terms of certain derivative instruments.

These transactions have been excluded from the statement of cash flows.

Note 11	Supplemental Cash Flow Information

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statement of cash flows.

During the year ended September 30, 2014;

a)	the Company reclassified an amount of $221,000 into equity upon modification of the terms of certain derivative instruments.

b)	the Company issued 6,378,426 shares of common stock of the Company pursuant to the conversion of $1,913,528 face value of convertible debentures at $0.30 per share;

c)	the Company issued 2,561,713 shares of common stock of the Company at a fair value of $551,120 pursuant to the conversion of convertible debentures at a conversion price of $0.25 per share.

During the year ended September 30, 2013;

a)

the Company issued three promissory notes in the principal amounts of $100,000, $87,865 (CDN$86,677) and $28,017 (CDN$27,639) in exchange for accounts payable owing to three vendors in respect of unpaid consulting fees.

b)

The Company issued 4,208,910 units of the Company at their fair value of $1.02 per unit to settle (i) interest bearing notes payable outstanding in the amount of $549,000 ; (ii) accrued interest in connection with the notes payable of $26,058 included in accounts payable and accrued liabilities; and (iii) accounts payable of $1,108,506. Each unit consisted of one common share and one common share purchase warrant exercisable into one additional common share for $0.75 per share until July 5, 2018. In addition, in connection with the settlement of $11,449 of accrued interest with respect to the notes payable was forgiven. The Company recorded a loss on debt settlement of $1,472,208 as a result of this transaction.